Summary of significant accounting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2017 contract
Disclosure of detailed information about intangible assets [line items]
Number of power agreements	2
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	10 years
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	20 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	5 years
Expiration date 2018
Disclosure of detailed information about intangible assets [line items]
Power agreement term (in years)	10 years
Expiration date 2024
Disclosure of detailed information about intangible assets [line items]
Power agreement term (in years)	15 years
Expiration date 2025
Disclosure of detailed information about intangible assets [line items]
Power agreement term (in years)	15 years